EMPLOYEE BENEFITS (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Current	$ 4,593	$ 6,786
Non-current	67,967	74,609
Total	72,560	81,395
Opening balance	81,395	75,429
Current service cost	4,064	6,298
Interest cost	3,271	3,802
(Gains) losses from changes in actuarial assumptions	(5,784)	159
Actuarial gains and losses arising from experience	7,409	124
Benefits paid	(3,936)	(8,323)
Decrease due to sale of subsidiary	(393)	0
Increase (decrease) for foreign currency exchange rates changes	(13,466)	3,906
Closing balance	$ 72,560	$ 81,395